PREPAYMENTS - THIRD PARTIES - Movement of allowance for doubtful prepayments (Details) - Non-related party - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PREPAYMENTS - THIRD PARTIES
Balance at beginning of the year	$ 581,462	$ 2,153,390
Charge to expenses	47,645
Reversal of expenses		(1,243,233)
Writing off of accounts receivable		(271,269)
Foreign exchange loss	(16,561)	(57,426)
Balance at end of the year	$ 612,546	$ 581,462